February 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MorphoSys AG

Draft Registration Statement on Form F-1

Ladies and Gentlemen,

On behalf of MorphoSys AG, a corporation organized under the laws of Germany (the “Company”), and in contemplation of the Company’s initial public offering and pursuant to the provisions of the Jumpstart Our Business Startups Act, we submit herewith for confidential review by the Staff of the Securities and Exchange Commission (the “Commission”), a draft of the Company’s Registration Statement on Form F-1 (the “Registration Statement”). The Company hereby confirms its status as an “emerging growth company” as defined in Section 2(a)(19) of the Securities Act of 1933, as amended.

The Company has included in this submission its audited financial statements as of and for the year ended December 31, 2016. As an emerging growth company, the Company is not presenting more than two years of audited financial statements in its Registration Statement. Furthermore, the Company reasonably believes that it will be required to include audited financial statements as of and for the years ended December 31, 2016 and 2017 without additional interim financial information in its Registration Statement at the time of its first public filing. Therefore, pursuant to the Fixing America’s Surface Transportation (FAST) Act and Question 1 of the Commission’s Compliance and Disclosure Interpretations related to the FAST Act, the Company has omitted audited financial statements as of and for the year ended December 31, 2015, and interim financial statements for 2016 and 2017 from its draft Registration Statement.

If you have any questions regarding this submission, please call me at +49 69 7422 0170 or +49 172 6915034.

Sincerely,

/s/ Stephan Hutter
Stephan Hutter

CC:	Dr. Simon Moroney (Chief Executive Officer of MorphoSys AG)

Jens Holstein (Chief Financial Officer of MorphSys AG)

Charlotte Lohmann (General Counsel of MorphSys AG)

Stephan Wyrobisch (PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft)

Brian J. Cuneo, Esq. (Latham & Watkins LLP)

Rüdiger Malaun, Esq. (Latham & Watkins LLP)